Derivative Instruments- Summary of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Assets, Trading (Note 3)	$ 31,356	$ 22,738
Assets, ALM (Note 3)	1,374	1,157
Assets	32,730	23,895
Liabilities, Trading (Note 3)	29,392	23,799
Liabilities, ALM (Note 3)	1,116	1,314
Liabilities	$ 30,508	$ 25,113